Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Notes Payable
At June 30, 2021 and December 31, 2020, notes payable consisted of the following:

	June 30, 2021	December 31, 2020

	(dollars in thousands)
Promissory note dated April 10, 2017, with annual interest at 12%, due between April and July 2022.	$4,000	$4,000
Promissory note dated December 7, 2017, with annual interest at 12%, secured by certain property located in Miami, FL due December 2021.	2,000	2,000

Total notes payable	6,000	6,000
Less current portion	(4,667)	(2,000)

Long-term notes payable	$1,333	$4,000

At December 31, 2020 and 2019,
notes payable consisted of the following:

	2020	2019

	(dollars in thousands)
Promissory note dated April 10, 2017, with annual interest at 12%, due between April and July 2022	$4,000	$4,000
Promissory note dated December 7, 2017, with annual interest at 12%, secured by certain property located in Miami, FL, due December 2021	2,000	2,000
Less current portion	(2,000)	(2,000)

Long Term Notes Payable	$4,000	$4,000

Schedule of Stated Maturities of Notes Payable	Stated maturities of notes payable are as follows:

As of June 30,	(dollars in thousands)
2021	$2,000
2022	4,000

$6,000

Stated maturities of notes payables are as follows:

Year Ended December 31,	(dollars in thousands)
2020	$—
2021	2,000
2022	4,000

$6,000